Restructuring Programs - Overall Restructuring and Plant Costs By Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 105.4	$ 166.7	$ 73.6
Other restructuring and plant closing costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 9.1	1.6	16.3
Asset-related | Other restructuring and plant closing costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges		1.3	1.3
Employee-related | Other restructuring and plant closing costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges		0.0	3.2
Other costs | Other restructuring and plant closing costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 0.3	$ 11.8